Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
BAE Systems PLC	3,056,975	$17,431,021
Meggitt PLC	741,535	4,585,298
Rolls-Royce Holdings PLC	1,624,809	17,612,018

		39,628,337

Airlines — 0.1%
easyJet PLC	152,089	1,670,029

Banks — 12.6%
Barclays PLC	16,388,413	30,847,601
HSBC Holdings PLC	19,182,642	155,970,985
Lloyds Banking Group PLC	68,250,192	49,256,503
Royal Bank of Scotland Group PLC	4,609,149	12,414,625
Standard Chartered PLC	2,691,091	23,302,015

		271,791,729

Beverages — 4.8%
Coca-Cola HBC AG	191,958	6,900,238
Diageo PLC	2,313,821	96,982,877

		103,883,115

Capital Markets — 2.9%
3i Group PLC	931,501	12,339,410
Hargreaves Lansdown PLC	271,933	7,766,586
Investec PLC	659,335	3,831,860
London Stock Exchange Group PLC	299,922	19,974,664
Schroders PLC	119,317	4,389,800
St. James’s Place PLC	509,823	6,724,609
Standard Life Aberdeen PLC	2,382,571	8,026,998

		63,053,927

Chemicals — 0.7%
Croda International PLC	123,890	7,916,853
Johnson Matthey PLC	185,369	7,228,792

		15,145,645

Commercial Services & Supplies — 0.6%
G4S PLC	1,499,665	3,956,142
Rentokil Initial PLC	1,751,229	8,277,183

		12,233,325

Diversified Telecommunication Services — 0.9%
BT Group PLC	8,068,349	19,704,125

Electric Utilities — 0.6%
SSE PLC	981,467	13,341,486

Electrical Equipment — 0.4%
Melrose Industries PLC	4,651,048	9,611,045

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	359,419	8,226,692

Energy Equipment & Services — 0.2%
John Wood Group PLC	661,985	3,264,039

Equity Real Estate Investment Trusts (REITs) — 1.0%
British Land Co. PLC (The)	865,956	5,828,348
Land Securities Group PLC	674,551	7,044,790
Segro PLC	1,038,839	9,134,043

		22,007,181

Food & Staples Retailing — 1.7%
J Sainsbury PLC	1,678,810	4,234,060
Tesco PLC	9,371,081	26,740,804

Security	Shares	Value

Food & Staples Retailing (continued)
Wm Morrison Supermarkets PLC	2,231,105	$5,535,588

		36,510,452

Food Products — 0.5%
Associated British Foods PLC	340,976	10,606,628

Health Care Equipment & Supplies — 0.8%
Smith & Nephew PLC	837,333	17,561,430

Health Care Providers & Services — 0.1%
NMC Health PLC	89,765	2,549,040

Hotels, Restaurants & Leisure — 3.4%
Carnival PLC	157,451	7,759,443
Compass Group PLC	1,517,749	34,251,740
GVC Holdings PLC	550,538	4,159,225
InterContinental Hotels Group PLC	164,825	10,605,403
Merlin Entertainments PLC(a)	689,686	3,295,441
TUI AG(b)	426,492	3,924,118
Whitbread PLC	172,728	10,079,804

		74,075,174

Household Durables — 1.2%
Barratt Developments PLC	970,857	6,828,068
Berkeley Group Holdings PLC	116,971	5,154,161
Persimmon PLC	303,305	7,519,557
Taylor Wimpey PLC	3,152,274	6,565,590

		26,067,376

Household Products — 2.5%
Reckitt Benckiser Group PLC	675,812	54,071,842

Industrial Conglomerates — 0.7%
DCC PLC	94,022	7,880,604
Smiths Group PLC	380,733	6,912,611

		14,793,215

Insurance — 4.8%
Admiral Group PLC	181,388	4,714,174
Aviva PLC	3,731,530	19,029,228
Direct Line Insurance Group PLC	1,314,777	5,244,863
Legal & General Group PLC	5,701,883	18,440,951
Prudential PLC	2,480,942	49,328,093
RSA Insurance Group PLC	979,805	6,824,312

		103,581,621

Interactive Media & Services — 0.3%
Auto Trader Group PLC(a)	895,457	6,765,032

Internet & Direct Marketing Retail — 0.3%
Ocado Group PLC(c)	433,113	6,520,723

Machinery — 0.5%
Spirax-Sarco Engineering PLC	69,663	7,340,350
Weir Group PLC (The)	243,821	4,517,486

		11,857,836

Media — 1.8%
Informa PLC	1,197,785	11,724,238
ITV PLC	3,495,744	4,725,473
Pearson PLC	747,618	7,415,882
WPP PLC	1,206,928	14,317,646

		38,183,239

Metals & Mining — 8.1%
Anglo American PLC	1,008,300	24,082,820
Antofagasta PLC	378,162	3,731,101

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
BHP Group PLC	2,021,031	$45,459,245
Evraz PLC	475,601	3,524,751
Fresnillo PLC	210,263	2,035,319
Glencore PLC	10,643,689	34,162,072
Rio Tinto PLC	1,090,890	62,374,952

		175,370,260

Multi-Utilities — 1.8%
Centrica PLC	5,477,017	6,455,902
National Grid PLC	3,261,942	32,594,793

		39,050,695

Multiline Retail — 0.6%
Marks & Spencer Group PLC	1,569,385	4,454,575
Next PLC	131,711	9,565,411

		14,019,986

Oil, Gas & Consumable Fuels — 17.3%
BP PLC	19,370,920	131,865,983
Royal Dutch Shell PLC, Class A	4,237,903	131,453,144
Royal Dutch Shell PLC, Class B	3,581,250	111,649,017

		374,968,144

Paper & Forest Products — 0.3%
Mondi PLC	351,588	7,267,520

Personal Products — 3.0%
Unilever PLC	1,062,380	64,768,572

Pharmaceuticals — 8.3%
AstraZeneca PLC	1,212,316	89,128,411
GlaxoSmithKline PLC	4,750,360	91,426,883

		180,555,294

Professional Services — 3.7%
Experian PLC	871,561	26,221,562
Intertek Group PLC	154,301	10,299,712
RELX PLC	1,878,288	43,619,233

		80,140,507

Software — 0.8%
Micro Focus International PLC	327,937	7,922,743
Sage Group PLC (The)	1,044,579	9,834,907

		17,757,650

Specialty Retail — 0.3%
Kingfisher PLC	2,018,244	5,441,176

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	393,406	8,404,638

Tobacco — 4.6%
British American Tobacco PLC	2,194,482	76,339,525
Imperial Brands PLC	915,148	22,088,614

		98,428,139

Security	Shares	Value

Trading Companies & Distributors — 1.6%
Ashtead Group PLC	452,818	$10,644,147
Bunzl PLC	322,201	8,589,060
Ferguson PLC(c)	222,078	14,342,439

		33,575,646

Water Utilities — 0.6%
Severn Trent PLC	226,917	5,691,523
United Utilities Group PLC	652,350	6,556,397

		12,247,920

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	25,559,083	41,692,219

Total Common Stocks — 98.9% (Cost: $2,682,398,269)		2,140,392,649

Rights

Multiline Retail — 0.0%
Marks & Spencer Group PLC, (Expires 06/12/19)(b)(c)	318,006	156,318

Total Rights — 0.0% (Cost: $0)		156,318

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	4,558,230	4,560,053
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	1,023,520	1,023,520

		5,583,573

Total Short-Term Investments — 0.3% (Cost: $5,583,321)		5,583,573

Total Investments in Securities — 99.2% (Cost: $2,687,981,590)		2,146,132,540

Other Assets, Less Liabilities — 0.8%		17,582,216

Net Assets — 100.0%		$2,163,714,756

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,558,230	4,558,230	$4,560,053	$2,275	(a)	$—	$252
BlackRock Cash Funds: Treasury, SL Agency Shares	644,144	379,376	1,023,520	1,023,520	20,562		—	—

				$5,583,573	$22,837		$—	$252

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	244	06/21/19	$21,992	$(498,631)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,140,392,649	$—	$—	$2,140,392,649
Rights	156,318	—	—	156,318
Money Market Funds	5,583,573	—	—	5,583,573

	$2,146,132,540	$—	$—	$2,146,132,540

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(498,631)	$—	$—	$(498,631)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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